Statements of Cash Flows (Interim Periods Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (5,148,923)	$ (6,455,506)	$ (8,311,411)	$ (9,454,235)	$ (7,159,060)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	309,987	249,203	354,885	266,223	168,710
Expenses paid through the issuance of common stock				29,749
Share-based compensation	1,651,280	757,200	989,902	245,462	130,587
Loss (gain) on change in fair value of derivative liability	7,439			(1,227,500)
Amortization and write-off of debt issuance costs and original issue discounts (see Note 8)	2,056,552	1,042,097	1,359,687	889,624	98,500
Write-off of costs of withdrawn IPO				1,788,609
Increase (decrease) in cash resulting from changes in:
Accounts receivable	215,526	(198,537)	(370,040)	(31,540)
Inventory	(237,057)	40,720	91,519	(1,214,962)	(569,350)
Prepaid expenses and other current assets	(110,100)	9,838	(3,233)	38,487	(83,049)
Other assets	16,581	20,000	4,520	19,520	4,775
Accounts payable and accrued expenses	(2,018,300)	1,682,172	2,244,576	3,543,310	418,970
Related party deferred revenue	(1,950,000)	(1,950,000)	(2,600,000)	(2,600,000)	(2,488,725)
Net cash flows from operating activities	(5,207,015)	(4,802,813)	(6,239,595)	(7,707,253)	(9,478,642)
Cash flows from investing activities:
Purchases of property and equipment	(93,256)	(16,655)	(26,101)	(61,704)	(282,362)
Net cash flows from investing activities	(93,256)	(16,655)	(26,101)	(61,704)	(282,362)
Cash flows from financing activities:
Proceeds from 2011 junior secured note payable			2,000,000
Net cash flows from financing activities	8,942,045	3,312,250	4,833,860	6,777,142	2,409,332
Proceeds from sale of unit securities				3,000,000
Net proceeds from PIPE financing	5,516,495
Proceeds from warrant and option exercises	600	2,250	2,250		10,663
Purchase of treasury stock for cash					(547,835)
Issuance of note receivable, stockholder					(500,000)
Deferred offering costs paid					(53,496)
Net change in cash and cash equivalents	3,641,774	(1,507,218)	(1,431,836)	(991,815)	(7,351,672)
Cash and cash equivalents, beginning of period	145,478	1,577,314	1,577,314	2,569,129	9,920,801
Cash and cash equivalents, end of period	3,787,252	70,096	145,478	1,577,314	2,569,129
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes				49,250
Interest	26,274
Convertible Notes Payable, Net [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable	3,424,950	3,310,000
Related Party Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable					3,500,000
The 2010 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable				3,777,142
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			1,310,000
The 2011 Unsecured Convertible Notes Payable [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable			$ 1,521,610